UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05715

The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Convertible and Income Securities Fund Inc. First Quarter Report — March 31, 2012	Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (NAV”) total return of The Gabelli Convertible and Income Securities Fund Inc. was 7.7%, compared with a total return of (0.1)% for the Barclays Capital Government/Credit Bond Index. The total return for the Fund’s publicly traded shares was 17.9%. On March 31, 2012, the Fund’s NAV per share was $5.78, while the price of the publicly traded shares closed at $5.90 on the New York Stock Exchange (“NYSE”).

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)					Since Inception (07/03/89)
	Quarter	1 Year	5 Year	10 Year
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	7.68%	2.11%	1.85%	4.11%	6.57%
Investment Total Return (c)	17.85	(1.52)	0.45	2.89	5.57	(d)
Standard & Poor’s 500 Index	12.59	8.54	2.01	4.12	9.09	(e)
Barclays Capital Government/Credit Bond Index	(0.07)	8.40	6.19	5.86	N/A	(f)
Lipper Convertible Securities Fund Average	8.97	(1.88)	3.74	5.96	8.20	(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Standard & Poor’s 500 Index is an unmanaged indicator of stock market performance. The Barclays Capital Government/Credit Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25.

(d)	The Fund converted to closed-end status on March 31, 1995 and had no operating history on the NYSE prior to that date.
(e)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.
(f)	The Barclays Capital Government/Credit Bond Index inception date is January 29, 1999.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 20.9%
	Aerospace — 1.9%
$ 1,850,000	GenCorp Inc., Sub. Deb. Cv.,
	4.063%, 12/31/39	$1,979,500

	Automotive — 0.7%
600,000	Navistar International Corp., Sub. Deb. Cv.,
	3.000%, 10/15/14	664,500

	Broadcasting — 0.3%
200,000	Sirius XM Radio Inc., Sub. Deb. Cv.,
	7.000%, 12/01/14(a)	296,250

	Building and Construction — 0.7%
	Lennar Corp., Cv.,
400,000	2.000%, 12/01/20(a)	470,000
200,000	2.750%, 12/15/20(a)	280,500

		750,500

	Cable and Satellite — 0.0%
400,000	Adelphia Communications Corp., Sub. Deb. Cv.,
	3.250%, 05/01/21†(b)	0

	Computer Hardware — 3.9%
4,000,000	SanDisk Corp., Cv.,
	1.000%, 05/15/13	4,010,000

	Consumer Products — 0.1%
250,000	Eastman Kodak Co., Cv.,
	7.000%, 04/01/17†	75,625

	Diversified Industrial — 5.4%
3,500,000	Griffon Corp., Sub. Deb. Cv.,
	4.000%, 01/15/17(a)	3,570,000
1,400,000	Roper Industries Inc., Sub. Deb. Cv.(STEP),
	0.000%, 01/15/34	1,737,750
50,000	Textron Inc., Ser. TXT, Cv.,
	4.500%, 05/01/13	107,313
100,000	Trinity Industries Inc., Sub. Deb. Cv.,
	3.875%, 06/01/36	109,500

		5,524,563

	Electronics — 0.1%
100,000	Intel Corp., Sub. Deb. Cv.,
	3.250%, 08/01/39	141,125

	Energy and Utilities — 0.3%
248,000	UniSource Energy Corp., Cv.,
	4.500%, 03/01/35(a)	265,670

	Entertainment — 0.1%
50,000	Take-Two Interactive Software Inc., Cv.,
	4.375%, 06/01/14	77,500

100,000	THQ Inc., Cv.,
	5.000%, 08/15/14	49,375

		126,875

Principal Amount		Market Value
	Environmental Services — 0.4%
$350,000	Covanta Holding Corp., Cv.,
	3.250%, 06/01/14	$403,813

	Financial Services — 1.6%
1,500,000	Janus Capital Group Inc., Cv.,
	3.250%, 07/15/14	1,601,250

	Health Care — 0.3%
100,000	Chemed Corp., Cv.,
	1.875%, 05/15/14	102,625
250,000	Wright Medical Group Inc., Cv.,
	2.625%, 12/01/14	225,938

		328,563

	Hotels and Gaming — 1.3%
900,000	Gaylord Entertainment Co., Cv.,
	3.750%, 10/01/14(a)	1,158,750
100,000	MGM Resorts International, Cv.,
	4.250%, 04/15/15	106,125
100,000	Morgans Hotel Group Co., Sub. Deb. Cv.,
	2.375%, 10/15/14	86,750

		1,351,625

	Metals and Mining — 0.2%
100,000	Alcoa Inc., Cv.,
	5.250%, 03/15/14	167,125

	Retail — 0.7%
60,000	Costco Wholesale Corp., Sub. Deb. Cv.,
	Zero Coupon, 08/19/17	124,050
630,000	Spartan Stores Inc., Cv.,
	3.375%, 05/15/27	611,100

		735,150

	Wireless Communications — 2.9%
3,000,000	NII Holdings Inc., Cv.,
	3.125%, 06/15/12	3,018,750

	TOTAL CONVERTIBLE CORPORATE BONDS	21,440,884

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.7%
	Business Services — 0.0%
20,000	Key3Media Group Inc. (STEP),
	5.500% Cv. Pfd., Ser. B (b)	117

	Communications Equipment — 0.3%
400	Lucent Technologies Capital Trust I,
	7.750% Cv. Pfd.	325,000

	Energy and Utilities — 0.3%
6,000	AES Trust III,
	6.750% Cv. Pfd.	299,340

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Energy and Utilities (Continued)
300	El Paso Energy Capital Trust I,
	4.750% Cv. Pfd.	$13,830

5	Whiting Petroleum Corp.,
	6.250% Cv. Pfd.	1,347

		314,517

	Health Care — 0.0%
100	Elite Pharmaceuticals Inc.,
	$2.32 Cv. Pfd., Ser. C (b)(c)	61,333

	Telecommunications — 0.6%
14,000	Cincinnati Bell Inc.,
	6.750% Cv. Pfd., Ser. B	581,280

	Transportation — 0.5%
2,500	GATX Corp.,
	$2.50 Cv. Pfd., Ser. A (b)	503,750

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,785,997

	COMMON STOCKS — 59.3%
	Aerospace — 8.3%
30,000	Goodrich Corp.	3,763,200
800	Rockwell Automation Inc.	63,760
365,000	Rolls-Royce Holdings plc	4,740,563

		8,567,523

	Automotive: Parts and Accessories — 1.7%
27,000	Genuine Parts Co.	1,694,250

	Cable and Satellite — 0.1%
493,409	Adelphia Recovery Trust†(b)	0
2,000	Rogers Communications Inc., Cl. B	79,400

		79,400

	Communications Equipment — 0.3%
22,000	Corning Inc.	309,760

	Computer Hardware — 1.4%
7,000	International Business Machines Corp.	1,460,550

	Computer Software and Services — 0.9%
11,000	Diebold Inc.	423,720
17,000	Microsoft Corp.	548,250

		971,970

	Consumer Products — 1.8%
40,000	Swedish Match AB	1,592,551
3,500	The Procter & Gamble Co.	235,235

		1,827,786

	Diversified Industrial — 3.1%
5,000	Crane Co.	242,500
95,000	General Electric Co.	1,906,650

Shares		Market Value

355,000	National Patent Development Corp.†	$1,057,900

		3,207,050

	Energy and Utilities — 9.9%
4,000	Anadarko Petroleum Corp.	313,360
6,000	BP plc, ADR	270,000
1,500	CH Energy Group Inc.	100,095
7,000	Chevron Corp.	750,680
4,500	ConocoPhillips	342,045
6,000	CONSOL Energy Inc.	204,600
3,000	Devon Energy Corp.	213,360
17,000	El Paso Corp.	502,350
15,000	Exxon Mobil Corp.	1,300,950
55,000	GenOn Energy Inc.†	114,400
1,200,000	GenOn Energy Inc., Escrow†(b)	0
38,000	Great Plains Energy Inc.	770,260
5,000	Halliburton Co.	165,950
9,000	Hess Corp.	530,550
20,000	National Fuel Gas Co.	962,400
21,000	NextEra Energy Inc.	1,282,680
7,500	Northeast Utilities	278,400
10,000	Progress Energy Inc.	531,100
16,000	Royal Dutch Shell plc, Cl. A, ADR	1,122,080
12,000	SJW Corp.	289,440
3,886	UniSource Energy Corp.	142,111

		10,186,811

	Equipment and Supplies — 0.1%
3,000	Mueller Industries Inc.	136,350

	Financial Services — 11.3%
44,000	AllianceBernstein Holding LP	686,840
34,000	American Express Co.	1,967,240
1,000	Deutsche Bank AG	49,790
6,000	GAM Holding AG†	87,404
4,000	HSBC Holdings plc, ADR	177,560
11,000	JPMorgan Chase & Co.	505,780
13,000	Julius Baer Group Ltd.†	524,781
5,000	M&T Bank Corp.	434,400
7,500	Marsh & McLennan Companies Inc.	245,925
15,000	Morgan Stanley	294,600
18,000	Northern Trust Corp.	854,100
21,000	PNC Financial Services Group Inc.	1,354,290
12,000	Royal Bank of Canada	696,600
7,000	State Street Corp.	318,500
48,000	The Bank of New York Mellon Corp.	1,158,240
65,000	Wells Fargo & Co.	2,219,100

		11,575,150

	Food and Beverage — 4.1%
8,000	Dr Pepper Snapple Group Inc.	321,680
2,000	General Mills Inc.	78,900
7,021	Kraft Foods Inc., Cl. A	266,868
400,000	Parmalat SpA	999,213

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,020	Pernod-Ricard SA	$106,654
1,500	Post Holdings Inc.†	49,395
2,500	Ralcorp Holdings Inc.†	185,225
30,000	The Coca-Cola Co.	2,220,300

		4,228,235

	Health Care — 9.3%
5,000	Abbott Laboratories	306,450
20,000	Becton, Dickinson and Co.	1,553,000
4,500	Covidien plc	246,060
38,000	Eli Lilly & Co.	1,530,260
336,926	Elite Pharmaceuticals Inc.†	29,986
20,000	Johnson & Johnson	1,319,200
18,000	Merck & Co. Inc.	691,200
65,000	Pfizer Inc.	1,472,900
27,000	Roche Holding AG, ADR	1,178,280
10,000	UnitedHealth Group Inc.	589,400
7,000	Zoll Medical Corp.†	648,410

		9,565,146

	Insurance — 0.7%
13,000	Harleysville Group Inc.	750,100

	Retail — 2.4%
37,000	CVS Caremark Corp.	1,657,600
5,000	Walgreen Co.	167,450
10,000	Wal-Mart Stores Inc.	612,000

		2,437,050

	Specialty Chemicals — 0.6%
10,000	International Flavors & Fragrances Inc.	586,000

	Telecommunications — 2.9%
10,000	BCE Inc.	400,600
5,000	Belgacom SA	160,745
3,000	Philippine Long Distance Telephone Co., ADR	186,570
2,500	Swisscom AG	1,010,579
18,000	Telekom Austria AG	209,627
27,000	Verizon Communications Inc.	1,032,210

		3,000,331

	Transportation — 0.3%
7,000	GATX Corp.	282,100

	Wireless Communications — 0.1%
5,000	Turkcell Iletisim Hizmetleri A/S, ADR†	63,000
49	Winstar Communications Inc.†(b)	0

		63,000

	TOTAL COMMON STOCKS	60,928,562

	RIGHTS — 0.0%
	Health Care — 0.0%
25,000	Sanofi, CVR, expire 12/31/20†	33,750

Shares		Market Value
	WARRANTS — 0.0%
	Food and Beverage — 0.0%
1,300	Parmalat SpA, GDR, expire 12/31/15†(a)(b)(d)	$460

	Health Care — 0.0%
74,333	Elite Pharmaceuticals Inc., expire 04/24/12†(b)(c)	143

	TOTAL WARRANTS	603

Principal Amount
	CORPORATE BONDS — 0.2%
	Energy and Utilities — 0.2%
$ 1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B,
	10.250%, 11/01/15	222,500

	Health Care — 0.0%
150,000	Sabratek Corp., Sub. Deb.,
	6.000%, 04/15/13†(b)	0

	Manufactured Housing and Recreational Vehicles — 0.0%
103,000	Fleetwood Enterprises Inc.,
	14.000%, 12/15/12†(b)	0

	Retail — 0.0%
6,000,000	The Great Atlantic & Pacific Tea Co. Inc.,
	5.125%, 06/15/12†(b)	30,000

	TOTAL CORPORATE BONDS	252,500

	U.S. GOVERNMENT OBLIGATIONS — 17.9%
18,360,000	U.S. Treasury Bills,
	0.010% to 0.130%††,
	04/12/12 to 09/20/12(e)	18,356,696

	TOTAL INVESTMENTS — 100.0% (Cost $92,059,356)	$102,798,992

	Aggregate tax cost	$92,647,165

	Gross unrealized appreciation	$14,843,734
	Gross unrealized depreciation	(4,691,907)

	Net unrealized appreciation/depreciation	$10,151,827

Notional Amount		Termination Date	Unrealized Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$ 625,806	Rolls-Royce Holdings plc(f)	06/27/12	$(9,142)

(47,500 Shares)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $6,041,630 or 5.88% of total investments.
(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $595,803 or 0.58% of total investments.

(c)

At March 31, 2012, the Fund held investments in restricted and illiquid securities amounting to $61,476 or 0.06% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/12 Carrying Value Per Unit
100	Elite Pharmaceuticals Inc., $2.32 Cv. Pfd., Ser. C	04/25/07	$91,465	$613.3300
74,333	Elite Pharmaceuticals Inc., Warrants expire 04/24/12	04/25/07	8,535	0.0019

(d)	Illiquid security.
(e)	At March 31, 2012, $1,000,000 of the principal amount was pledged as collateral for the equity contract for difference swap agreement.
(f)	At March 31, 2012, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at March 31, 2012.

See accompanying notes to schedule of investments.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$21,440,884	$0	$21,440,884

Convertible Preferred Stocks:
Business Services	—	—	117	117
Health Care	—	—	61,333	61,333
Transportation	—	503,750	—	503,750
Other Industries (a)	$1,220,797	—	—	1,220,797

Total Convertible Preferred Stocks	1,220,797	503,750	61,450	1,785,997

Common Stocks:
Cable and Satellite	79,400	—	0	79,400
Energy and Utilities	10,186,811	—	0	10,186,811
Wireless Communications	63,000	—	0	63,000
Other Industries (a)	50,599,351	—	—	50,599,351

Total Common Stocks	60,928,562	—	0	60,928,562

Rights(a)	33,750	—	—	33,750
Warrants(a)	—	603	—	603
Corporate Bonds(a)	30,000	222,500	0	252,500
U.S. Government Obligations	—	18,356,696	—	18,356,696

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$62,213,109	$40,524,433	$61,450	$102,798,992

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(9,142)	$—	$(9,142)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of March 31, 2012, refer to the Schedule of Investments.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Depreciation
$625,806 (47,500 Shares)	Market Value Appreciation on: Rolls-Royce Holdings plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Holdings plc	6/27/12	$(9,142)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The Gabelli Convertible and Income Securities Fund Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than begin considered all short-term as under previous law.

Capital Loss Carryforward Available through 2017	$5,655,262
Capital Loss Carryforward Available through 2018	1,657,205

Total Capital Loss Carryforwards	$7,312,467

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

DIRECTORS AND OFFICERS

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

One Corporate Center, Rye, NY 10580-1422

Directors

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Dugald A. Fletcher

President, Fletcher & Company, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus, Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman, BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

Officers

Bruce N. Alpert

President and Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Curtis Browning

Assistant Vice President & Ombudsman

Laurissa M. Martire

Vice President

Investment Adviser

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

Custodian

State Street Bank and Trust Company

Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

	Common	6.00% Preferred
NYSE–Symbol:	GCV	GCV PrB
Shares Outstanding:	13,572,811	965,548

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGCVX.”

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.